Shareholders equity - Treasury shares (Details) - BRL (R$)	3 Months Ended		6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025
Disclosure of classes of share capital [line items]
Balance, Beginning of the period	28,208,827,000	24,875,787,000	24,875,787,000
Exercised	(188,062,000)		(372,160,000)
Repurchase			3,705,200,000
Treasury Stock, Number of Shares	28,020,765,000
Weighted Average Price Per Share, Treasury Shares	R$ 53.57	R$ 53.84	R$ 53.84
Exercised	53.57		53.66
Repurchase			R$ 51.80
Weighted Average Price Per Share, Treasury Shares	R$ 53.57
Treasury shares	R$ 1,511,146,000	R$ 1,339,197,000	R$ 1,339,197,000
Exercised	(10,074,000)		(19,969,000)
Repurchase		38,664,000	191,918,000
Treasury shares	1,501,072,000
Market Value Of Treasury Shares	1,451,344,000	1,536,826,000	1,536,826,000
Exercised	(9,563,000)	R$ (20,251,000)
Repurchase			R$ 191,918,000
Market Value Of Treasury Shares	R$ 1,454,278,000